May 01, 2025
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund
INVESTMENT OBJECTIVE
A high level of income over the long term consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class F
Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None	None
Exchange Fee	None	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.30%	0.55%
Fee Waiver1	(0.05)%	(0.15)%
Total Annual Fund Operating Expenses after Fee Waiver	0.25%	0.40%

1
Effective May 1, 2025, the Adviser has contractually agreed to waive a portion (0.05%) of its management fee for the fund, at least through April 30, 2024, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2026. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2026 for Class F shares.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10.000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

	1 year	3 Years	5 Years	10 Years
Class I	$26	$91	$164	$376
Class F	$41	$161	$292	$675

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54.65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The fund’s strategy seeks to provide a diversified portfolio of investment grade bonds with aggregate risk, return, and income characteristics that are similar to those of 3-5-year bonds. Under normal market conditions, the fund invests at least 80% of its net assets, plus any amounts for borrowing, in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, government agency securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, municipal securities, and short-term obligations. The fund does not limit itself to securities of a particular maturity range but will normally seek to maintain a dollar weighted average duration between 3 to 5 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by 1%.

AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Total Returns for the Intermediate Bond Fund Class I as of December 31 of each year

Best Quarter: 4Q2023, 5.04% Worst Quarter: 1Q2022, -4.91%

Average Annual Total Returns as of December 31, 2024
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	8/31/2000	2.93%	0.76%	1.88%
After Taxes on Distributions		1.38%	(0.33)%	0.80%
After Taxes on Distributions and Sale of Fund Shares		1.72%	0.14%	0.98%
Class F
Before Taxes	5/1/2018	2.84%	0.60%		1.79%
Bloomberg Intermediate US Govt/Credit Index		3.00%	0.86%	1.71%	2.02%

The fund’s broad-based securities market index is the Bloomberg US Government/Credit Bond Index, which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related, and corporate securities. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.